Fresh Start Accounting - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jul. 02, 2018	Jul. 01, 2018
Current assets
Cash and cash equivalents		$ 1,599
Restricted cash		578
Marketable securities		121
Accounts receivable, net		272
Amount due from related parties - current		195
Other current assets		428
Total current assets		3,193
Newbuildings		928
Investment in associated companies		0
Drilling units		6,797
Deferred tax assets		8
Equipment		29
Amount due from related parties - non-current		576
Assets held for sale - non-current		0
Other non-current assets		98
Total assets		11,629
Current liabilities
Debt due within one year		57
Trade accounts payable		113
Amounts due to related parties - current		8
Other current liabilities		361
Total current liabilities		539
Liabilities subject to compromise		0
Long-term debt		7,044
Long-term debt due to related parties		200
Deferred tax liabilities		99
Other non-current liabilities		62
Total non-current liabilities		7,405
Redeemable non-controlling interest		30
Equity
Successor common shares		10
Successor contributed surplus		3,491
Total Shareholders' equity		3,501
Non-controlling interest	$ (154)	154
Total equity		3,655
Total liabilities and equity		11,629
Reorganization Adjustments
Adjustments, Assets [Abstract]
Adjustments, increase (decrease), Cash and cash equivalents		790
Adjustments, increase (decrease), Restricted cash		169
Adjustments, increase (decrease), Total current assets		959
Adjustments, increase (decrease), Total assets		959
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Trade accounts payable		17
Adjustments, increase (decrease), Amounts due to related parties - current		4
Adjustments, increase (decrease), Other current liabilities		100
Adjustments, increase (decrease), Total current liabilities		121
Adjustments, increase (decrease), Liabilities subject to compromise		(9,050)
Adjustments, increase (decrease), Long-term debt		6,292
Adjustments, increase (decrease), Other non-current liabilities		3
Adjustments, increase (decrease), Total non-current liabilities		6,295
Adjustments, increase (decrease), Common shares		10
Adjustments, increase (decrease), Contributed surplus		2,860
Adjustments, increase (decrease), Total Shareholders' equity		3,700
Adjustments, increase (decrease), Non-controlling interest		(107)
Adjustments, increase (decrease), Total equity		3,593
Adjustments, increase (decrease), Total liabilities and equity		959
Fresh Start Adjustments
Adjustments, Assets [Abstract]
Adjustments, increase (decrease), Amount due from related parties - current		14
Adjustments, increase (decrease), Other current assets		181
Adjustments, increase (decrease), Total current assets		195
Adjustments, increase (decrease), Investment in associated companies		(687)
Adjustments, increase (decrease), Newbuildings		(249)
Adjustments, increase (decrease), Drilling units		(5,734)
Adjustments, increase (decrease), Equipment		(6)
Adjustments, increase (decrease), Amount due from related parties - non-current		11
Adjustments, increase (decrease), Other non-current assets		95
Adjustments, increase (decrease), Total assets		(6,375)
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Debt due within one year		(33)
Adjustments, increase (decrease), Other current liabilities		32
Adjustments, increase (decrease), Total current liabilities		(1)
Adjustments, increase (decrease), Liabilities subject to compromise		0
Adjustments, increase (decrease), Long-term debt		(104)
Adjustments, increase (decrease), Long-term debt due to related parties		(94)
Adjustments, increase (decrease), Deferred tax liabilities		(6)
Adjustments, increase (decrease), Other non-current liabilities		2
Adjustments, increase (decrease), Total non-current liabilities		(202)
Adjustments, increase (decrease), Redeemable non-controlling interest		5
Adjustments, increase (decrease), Contributed surplus		631
Adjustments, increase (decrease), Total Shareholders' equity		(6,374)
Adjustments, increase (decrease), Non-controlling interest		197
Adjustments, increase (decrease), Total equity		(6,177)
Adjustments, increase (decrease), Total liabilities and equity		(6,375)
Predecessor
Current assets
Cash and cash equivalents		809
Restricted cash		409
Marketable securities		121
Accounts receivable, net		272
Amount due from related parties - current		181
Other current assets		247
Total current assets		2,039
Investment in associated companies		1,615
Newbuildings		249
Drilling units		12,531
Deferred tax assets		8
Equipment		35
Amount due from related parties - non-current		565
Assets held for sale - non-current		0
Other non-current assets		3
Total assets		17,045
Current liabilities
Debt due within one year		90
Trade accounts payable		96
Amounts due to related parties - current		4
Other current liabilities		229
Total current liabilities		419
Liabilities subject to compromise		9,050
Long-term debt		856
Long-term debt due to related parties		294
Deferred tax liabilities		105
Other non-current liabilities		57
Total non-current liabilities		1,312
Redeemable non-controlling interest		25
Equity
Predecessor common shares		1,008
Predecessor additional paid-in capital		3,316
Predecessor contributed surplus		1,956
Predecessor accumulated other comprehensive income		41
Predecessor (loss)/retained earnings		(146)
Total Shareholders' equity		6,175
Non-controlling interest		64
Total equity		6,239
Total liabilities and equity		17,045
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Common shares		(1,017)
Predecessor | Reorganization Adjustments
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Common shares		(1,008)
Adjustments, increase (decrease), Additional paid-in capital		(3,322)
Adjustments, increase (decrease), Additional paid-in capital		6
Adjustments, increase (decrease), Contributed surplus		(1,956)
Adjustments, increase (decrease), (Loss)/Retained earnings		7,110
Predecessor | Fresh Start Adjustments
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Accumulated other comprehensive income		(41)
Adjustments, increase (decrease), (Loss)/Retained earnings		$ (6,964)